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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-02704

                          Pioneer Tax Free Income Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31


Date of reporting period:  January 1, 2008 through June 30, 2008


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.


                  Pioneer Tax Free Income Fund
                  Semiannual Report | June 30, 2008

                  Ticker Symbols:
                  Class A   MOMTX
                  Class B   PBMTX
                  Class C   PCMTX
                  Class Y   PYMTX

[LOGO]PIONEER
Investments(R)
                        visit us: pioneerinvestments.com

Table of Contents

Letter to Shareowners                           2
Portfolio Management Discussion                 4
Portfolio Summary                               7
Prices and Distributions                        8
Performance Update                              9
Comparing Ongoing Fund Expenses                13
Schedule of Investments                        15
Financial Statements                           27
Notes To Financial Statements                  35
Approval of Investment Advisory Agreement      43
Trustees, Officers and Service Providers       47

                 Pioneer Tax Free Income Fund | Semiannual Report | 6/30/08    1

President's Letter

Dear Shareowner,

Staying diversified and keeping your portfolio invested in the markets are two general investment principles that have served investors well over time. They are particularly useful guides to keep in mind today, at a time when markets around the globe are being buffeted by problems in the financial and real estate industries and by concerns about a slowing economy.

After an extended period of steady economic growth with sustained low unemployment and low inflation, the U.S. economy ran into difficulty as 2007 drew to a close. Investors in subprime mortgages were forced to mark down the value of their assets, imperiling leveraged balance sheets. The ensuing credit crunch forced central banks in the United States and Europe to assume the role of "lender of last resort" to keep credit markets functioning. Conditions worsened in the first quarter of 2008, as falling prices, margin calls and deleveraging continued and while the auction-rate preferred market seized up. By then, recession talk was widespread as concern grew that falling home prices, rising unemployment, sharply rising food and energy prices, and disruptions in financial markets posed a significant threat to economic growth. In the next few months, though, there were no further banking crises, and recession fears began to fade in light of positive economic news. However, a seemingly unstoppable rise in the price of oil became a new source of recession fears.

Markets reacted poorly to the developments leading up to the near failure of Bear Stearns, with fixed-income credit spreads (the difference in rates between corporate and U.S. government bonds) widening dramatically and stock markets declining, wiping out the positive returns markets had delivered in the preceding calendar year. Treasury bond prices rose as the market underwent a classic "flight to quality." Those trends reversed in the months after the fall of Bear Stearns, as stock markets rallied, recouping much of their first-quarter losses, while Treasury bond prices declined. The stock market then reversed direction yet again, falling sharply to end June 2008 near earlier lows, while Treasury bond prices ended June near end-of-year levels.

In the six-month period ending June 30, 2008, the Dow Jones Industrial Average fell 13%, the Standard & Poor's 500 Index fell 12% and the NASDAQ Composite Index fell 14%. The MSCI EAFE Developed Market Index of international stock markets fell 11%, and the MSCI Emerging Markets Index

2    Pioneer Tax Free Income Fund | Semiannual Report | 6/30/08
fell 12%. In each case, the majority of the decline was concentrated in the month of June. The U.S. investment-grade bond market, as measured by the Lehman Brothers Aggregate Bond Index, rose 1% over the six-month period, while the U.S. high-yield bond market, as measured by the Merrill Lynch High Yield Bond Master II Index, fell 1%.

Looking forward, the risk of a 2008 recession seems diminished, but higher commodity prices, lower real estate prices, and a weakened banking system still pose substantial risks to the real economy. On the other hand, a weak U.S. dollar and substantial fiscal and monetary stimulus are potent support for the economy. Markets remain volatile, and falling risk tolerances and deleveraging may depress asset prices in the short term, but equity and corporate bond valuations look attractive over a longer time horizon unless the U.S. economy falls into a severe and protracted recession.

Sudden swings in the markets are always to be expected, but they are difficult to time. Maintaining a long-term time horizon, being diversified, and paying attention to asset allocation are important investment principles. As always, we encourage you to work closely with your financial advisor to find the mix of stocks, bonds and money market assets that is best aligned to your particular risk tolerance and investment objective and to adhere to a strategic plan rather than letting emotions drive investment decisions.

Respectfully,

/s/Daniel K. Kingsbury

Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

                 Pioneer Tax Free Income Fund | Semiannual Report | 6/30/08    3

Portfolio Management Discussion | 6/30/08

The first half of 2008 was one of the most volatile periods in history for municipal bonds, as a confluence of events triggered by the subprime mortgage debacle resulted in a substantial decline in the municipal market. By the end of the period, the municipal market had rebounded, as investors took advantage of historically attractive prices and the relatively high tax-free yields that municipal bonds provide. In the following interview, David Eurkus, the Fund's portfolio manager, discusses some of the factors that had an impact on the municipal bond market and the Fund.

Q  How did the Fund perform during the six-month period ended June 30, 2008?

A For the six-month period ended June 30, 2008, the total return on Pioneer Tax Free Income Fund's Class A shares was -3.42% at net asset value. The Fund's benchmark index, the Lehman Brothers Municipal Bond Index, generated a return of 0.02%, and the average return of the 244 funds in the Lipper General Municipal Debt Funds category was -0.76%. Lipper is an independent monitor of mutual fund performance. The Fund's Class A shares generated a 30-day SEC tax-free yield of 4.43% on June 30, 2008. That translates into a taxable equivalent yield of 6.82%, based on the maximum federal income tax rate of 35%. At the end of the period, the Fund had 171 issues in 39 states, and the average credit quality of the portfolio was A.

   The Fund's position in airport/airline securities, an area that suffered because of rising energy prices, was the main reason for the Fund's underperformance relative to the benchmark. A relatively long duration, or sensitivity to interest-rate changes, and holdings in zero-coupon and deep-discount bonds also held back results.

Q  What was the investment environment like during the period?

A It was a challenging investment environment, as the fixed-income markets were affected negatively by the credit crisis that began last summer. In the first quarter of 2008, municipal bonds declined on concerns that some bond insurers would have to write off losses on securities tied to subprime mortgage loans. As a result of this volatility, the rating agencies were inclined to downgrade the "monoline" insurers, which resulted in the loss of the AA/AAA ratings on the underlying securities -- a situation that led to a loss of confidence and a major sell-off. (A monoline insurer writes only a single line of insurance.) The outcome was that municipal bond yields rose above Treasury yields, even before the tax-exempt effect. As with any fixed-income

4    Pioneer Tax Free Income Fund | Semiannual Report | 6/30/08
   investment, rising bond yields pushed prices down. As valuations became more compelling, investors returned to the municipal bond market, which began to recover in March, April and May 2008. However, municipal yields remained above Treasury yields through the end of the six-month period ending June 30, 2008.

Q What were the principal strategies used in managing the Fund during the period?

A Throughout the fiscal period, the Fund maintained an emphasis on market sectors that underpin the U.S. economy, such as health care (28.9% of net assets), education (10.9% of net assets), transportation (2.5% of net assets), housing (1.2% of net assets) and power (0.5% of net assets). In addition, about 11% of net assets were in tobacco bonds, several of which were prerefunded with government securities. Nearly all of the Fund's assets were invested in revenue bonds on which the payment of interest and principal is derived from the revenues generated by the particular asset the bond was insured to finance. In a weakening economy, we believe that revenue bonds, which do not depend on the taxing power of the state for income, should hold their value even if there is a decline in the amount of taxes going into state coffers. Most of the portfolio was invested in investment-grade bonds, with 8.2% in below investment-grade. While we did not make any big changes to the Fund, we took advantage of the very low prices that resulted from the market drops and added select health care and toll road bonds.

Q  What affected performance during the period?

A The Fund had approximately a 3.0% position in airport/airline bonds rated below investment-grade. This relatively small position worked against the Fund's total return, as airline securities were hard hit by the rising cost of jet fuel. The Fund's tobacco bonds also held back returns. Prices on tobacco bonds declined, and their yields jumped one percentage point in reaction to Standard & Poor's announcement that it was putting newer-issued tobacco bonds on credit watch because of concerns that in a weak economic environment some states may not have the money to retire their bonds.

   As concerns about rising inflation crept into the market, the yield curve steepened, with longer-term yields rising well above short-term yields. (The yield curve shows the relationship between bond yields and maturity lengths.) In this environment, the portfolio's somewhat longer duration, or sensitivity to interest-rate changes, dampened total return. The performance of the zero-coupon and deep-discount bonds in the portfolio was also disappointing, as prices on these bonds tend to go down more when yields rise.

                 Pioneer Tax Free Income Fund | Semiannual Report | 6/30/08    5

Q What is your outlook?

A During the second half of 2008, we believe economic growth will continue to slow, and we expect the Federal Reserve to keep the Federal funds rate at 2.0%. (The Federal funds rate is the rate banks charge each other for loans.) While the municipal bond market has improved and is certainly less turbulent than it was in the first quarter of this year, we believe that it remains undervalued and continues to offer excellent opportunities for investors over the long term. When measured by percentage ratios, municipal bonds are still yielding more than their taxable counterparts.

When interest rates rise, the prices of fixed-income securities in the Fund will generally fall. Conversely, when interest rates fall, the prices of fixed-income securities in the Fund will generally rise. Investments in the Fund are subject to possible loss due to the financial failure of issuers of underlying securities and their inability to meet their debt obligations. A portion of income may be subject to local, state, federal, and/or alternative minimum tax. Capital gains, if any, are subject to a capital gains tax. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making them more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These opinions should not be relied upon for any other purposes.

6    Pioneer Tax Free Income Fund | Semiannual Report | 6/30/08

Portfolio Summary | 6/30/08

Portfolio Quality
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio based on S&P ratings)

[THE FOLLOWING DATA IS A REPRESENTATION OF A PIE CHART IN THE PRINTED MATERIAL]

AAA                                  21.6%
AA                                   12.7%
A                                    21.6%
BBB                                  33.4%
BB & Lower                            8.2%
Commercial Paper                      2.5%

Portfolio Maturity
--------------------------------------------------------------------------------
(Effective life as a percentage of total investment portfolio)

[THE FOLLOWING DATA IS A REPRESENTATION OF A PIE CHART IN THE PRINTED MATERIAL]

0-1  Year                            3.7%
1-3  Years                           6.0%
3-6  Years                          24.7%
6-8  Years                           4.5%
8-10 Years                           6.7%
10+  Years                          54.4%

10 Largest Holdings*
--------------------------------------------------------------------------------
(As a percentage of debt holdings)

 1.  Main Street Natural Gas, Inc., Georgia, 5.5%, 7/15/17                               3.20%
 2.  Tampa-Hillsborough County Florida, 4.0%, 7/1/34                                     2.92
 3.  Philadelphia Pennsylvania Hospital, 5.0%, 7/1/34                                    2.77
 4.  Louisiana Public Facilities Authority Revenue, 5.5%, 5/15/47                        2.29
 5.  Illinois Financial Authority, 5.0%, 5/1/25                                          2.01
 6.  Reno Nevada Hospital Revenue, 5.25%, 6/1/41                                         2.01
 7.  Golden State Tobacco Security Corp., California, 5.125%, 6/1/47                     2.01
 8.  District of Columbia Tobacco Settlement Financing Corp., 6.75%, 5/15/40             1.94
 9.  Lowndes County Mississippi Solid Waste Disposal & Pollution Control Revenue,
     6.8%, 4/1/22                                                                        1.83
10.  Massachusetts State Special Obligation, 5.5%, 1/1/30                                1.77

* This list excludes temporary cash investments and derivative investments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.

                 Pioneer Tax Free Income Fund | Semiannual Report | 6/30/08    7

Prices and Distributions | 6/30/08

Net Asset Value Per Share
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
      Class        6/30/08           12/31/07
--------------------------------------------------------------------------------
       A           $ 10.51           $ 11.13
--------------------------------------------------------------------------------
       B           $ 10.42           $ 11.04
--------------------------------------------------------------------------------
       C           $ 10.35           $ 10.96
--------------------------------------------------------------------------------
       Y           $ 10.45           $ 11.07
--------------------------------------------------------------------------------

Distributions Per Share: 1/1/08-6/30/08
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                  Net Investment        Short-Term        Long-Term
      Class           Income          Capital Gains     Capital Gains
--------------------------------------------------------------------------------
       A            $ 0.2420              $ --              $ --
--------------------------------------------------------------------------------
       B            $ 0.1970              $ --              $ --
--------------------------------------------------------------------------------
       C            $ 0.1972              $ --              $ --
--------------------------------------------------------------------------------
       Y            $ 0.2582              $ --              $ --
--------------------------------------------------------------------------------


8    Pioneer Tax Free Income Fund | Semiannual Report | 6/30/08

Performance Update | 6/30/08                                      Class A Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Tax Free Income Fund at public offering price, compared to that of the Lehman Brothers Municipal Bond Index.

Average Annual Total Returns
(As of June 30, 2008)
------------------------------------------------------------------
                                    Net Asset     Public Offering
Period                              Value (NAV)   Price (POP)
------------------------------------------------------------------
 10 Years                               3.64%           3.17%
 5 Years                                2.49            1.54
 1 Year                                -3.44           -7.82
------------------------------------------------------------------
 Expense Ratio
 (Per prospectus dated May 1, 2008)
------------------------------------------------------------------
                                        Gross           Net
------------------------------------------------------------------
                                        0.84%           0.84%
------------------------------------------------------------------

[THE FOLLOWING DATA IS A REPRESENTATION OF A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

            Pioneer Tax Free         Lehman Brothers
               Income Fund         Municipal Bond Index
6/98            $ 9,550                 $10,000
                $ 9,688                 $10,276
6/00            $ 9,877                 $10,610
                $10,841                 $11,669
6/02            $11,418                 $12,476
                $12,085                 $13,567
6/04            $12,273                 $13,670
                $13,594                 $14,796
6/06            $13,669                 $14,927
                $14,151                 $15,628
6/08            $13,664                 $16,133

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 4.5% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Lehman Brothers Municipal Bond Index is a broad measure of the municipal bond market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

                 Pioneer Tax Free Income Fund | Semiannual Report | 6/30/08    9

Performance Update | 6/30/08                                      Class B Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Tax Free Income Fund, compared to that of the Lehman Brothers Municipal Bond Index.

Average Annual Total Returns
(As of June 30, 2008)
----------------------------------------------------------------
                                      If             If
Period                                Held           Redeemed
----------------------------------------------------------------
 10 Years                                  2.84%         2.84%
 5 Years                                   1.69          1.69
 1 Year                                   -4.28         -7.97
----------------------------------------------------------------
 Expense Ratio
 (Per prospectus dated May 1, 2008)
----------------------------------------------------------------
                                         Gross           Net
----------------------------------------------------------------
                                         1.69%           1.69%
----------------------------------------------------------------

[THE FOLLOWING DATA IS A REPRESENTATION OF A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

            Pioneer Tax Free         Lehman Brothers
               Income Fund         Municipal Bond Index
6/98              $10,000                  $10,000
                  $10,071                  $10,276
6/00              $10,183                  $10,610
                  $11,088                  $11,669
6/02              $11,587                  $12,476
                  $12,171                  $13,567
6/04              $12,267                  $13,670
                  $13,479                  $14,796
6/06              $13,440                  $14,927
                  $13,826                  $15,628
6/08              $13,235                  $16,133

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for Class B shares continues to be 4%. For more complete information, please see the prospectus for details. Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit www.pioneerinvestments.com.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Lehman Brothers Municipal Bond Index is a broad measure of the municipal bond market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

10    Pioneer Tax Free Income Fund | Semiannual Report | 6/30/08

Performance Update | 6/30/08                                      Class C Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Tax Free Income Fund, compared to that of the Lehman Brothers Municipal Bond Index.

Average Annual Total Returns
(As of June 30, 2008)
----------------------------------------------------------------
                                      If             If
Period                                Held           Redeemed
----------------------------------------------------------------
 10 Years                                  2.87%         2.87%
 5 Years                                   1.73          1.73
 1 Year                                   -4.20         -4.20
----------------------------------------------------------------
 Expense Ratio
 (Per prospectus dated May 1, 2008)
----------------------------------------------------------------
                                         Gross           Net
----------------------------------------------------------------
                                         1.60%           1.60%
----------------------------------------------------------------

[THE FOLLOWING DATA IS A REPRESENTATION OF A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

            Pioneer Tax Free         Lehman Brothers
               Income Fund         Municipal Bond Index
6/98              $10,000                 $10,000
                  $10,070                 $10,276
6/00              $10,181                 $10,610
                  $11,085                 $11,669
6/02              $11,594                 $12,476
                  $12,183                 $13,567
6/04              $12,283                 $13,670
                  $13,506                 $14,796
6/06              $13,476                 $14,927
                  $13,859                 $15,628
6/08              $13,276                 $16,133

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Lehman Brothers Municipal Bond Index is a broad measure of the municipal bond market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

                Pioneer Tax Free Income Fund | Semiannual Report | 6/30/08    11

Performance Update | 6/30/08                                      Class Y Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Tax Free Income Fund, compared to that of the Lehman Brothers Municipal Bond Index.

Average Annual Total Returns
(As of June 30, 2008)
----------------------------------------------------------------
                                      If             If
Period                                Held           Redeemed
----------------------------------------------------------------
 10 Years                              3.81%         3.81%
 5 Years                               2.81          2.81
 1 Year                               -3.18         -3.18
----------------------------------------------------------------
 Expense Ratio
 (Per prospectus dated May 1, 2008)
----------------------------------------------------------------
                                         Gross         Net
----------------------------------------------------------------
                                         0.54%         0.54%
----------------------------------------------------------------

[THE FOLLOWING DATA IS A REPRESENTATION OF A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

            Pioneer Tax Free         Lehman Brothers
               Income Fund         Municipal Bond Index
6/98             $10,000                $10,000
                 $10,141                $10,276
6/00             $10,339                $10,610
                 $11,348                $11,669
6/02             $11,952                $12,476
                 $12,645                $13,567
6/04             $12,877                $13,670
                 $14,316                $14,796
6/06             $14,444                $14,927
                 $15,004                $15,628
6/08             $14,528                $16,133

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Lehman Brothers Municipal Bond Index is a broad measure of the municipal bond market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

12    Pioneer Tax Free Income Fund | Semiannual Report | 6/30/08

Comparing Ongoing Fund Expenses

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables
--------------------------------------------------------------------------------
Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

(1) Divide your account value by $1,000
    Example: an $8,600 account value [divided by] $1,000 = 8.6

(2) Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Tax Free Income Fund

Based on actual returns from January 1, 2008 through June 30, 2008.

--------------------------------------------------------------------------------------
Share Class                    A                B                C                Y
--------------------------------------------------------------------------------------
 Beginning Account       $ 1,000.00       $ 1,000.00       $ 1,000.00       $ 1,000.00
--------------------------------------------------------------------------------------
 Value On 1/1/08
 Ending Account          $   965.80       $   961.50       $   962.10       $   967.10
--------------------------------------------------------------------------------------
 Value On 6/30/08
 Expenses Paid           $     4.35       $     7.95       $     8.00       $     2.74
 During Period*
--------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 0.89%, 1.63%, 1.64% and 0.56% for Class A, Class B, Class C, and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

                Pioneer Tax Free Income Fund | Semiannual Report | 6/30/08    13

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Tax Free Income Fund

Based on a hypothetical 5% return per year before expenses, reflecting the period from January 1, 2008 through June 30, 2008.

--------------------------------------------------------------------------------------
Share Class                    A                B                C                Y
--------------------------------------------------------------------------------------
 Beginning Account       $ 1,000.00       $ 1,000.00       $ 1,000.00       $ 1,000.00
 Value On 1/1/08
--------------------------------------------------------------------------------------
 Ending Account          $ 1,020.44       $ 1,016.76       $ 1,016.71       $ 1,022.08
 Value On 6/30/08
--------------------------------------------------------------------------------------
 Expenses Paid           $     4.47       $     8.17       $     8.22       $     2.82
 During Period*
--------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 0.89%, 1.63%, 1.64% and 0.56% for Class A, Class B, Class C, and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

14    Pioneer Tax Free Income Fund | Semiannual Report | 6/30/08

Schedule of Investments | 6/30/08 (unaudited)

---------------------------------------------------------------------------------------------------
             Floating      S&P/Moody's
 Shares      Rate (b)      Ratings                                                    Value
---------------------------------------------------------------------------------------------------
                                         COMMON STOCK -- 0.2%
                                         Transportation -- 0.2%
                                         Airlines -- 0.2%
  159,553                                Northwest Airlines*                           $  1,062,623
---------------------------------------------------------------------------------------------------
                                         TOTAL COMMON STOCK
                                         (Cost $4,839,465)                             $  1,062,623
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
Principal
Amount
---------------------------------------------------------------------------------------------------
                                      MUNICIPAL BONDS -- 96.5%
                                      U.S. Territory -- 1.0%
$ 5,000,000                 NR/NR     Northern Mariana Islands 5.0%, 6/1/17            $  4,801,550
                                                                                       ------------
                                                                                       $  4,801,550
---------------------------------------------------------------------------------------------------
                                      Alabama -- 1.6%
  6,500,000                 A+/A1     DCH Health Care Authority, 5.125%, 6/1/36        $  5,997,550
    725,000                 AA/Aa3    Madison Alabama Water & Wastewater Board,
                                      4.6%, 12/1/11                                         758,952
    330,000                 NR/NR     Mobile Alabama Regulated & Import Weights
                                      General, 0.0%, 2/15/09                                332,759
    500,000                 NR/Aa3    Southeast, Alabama Gas District, 5.3%, 6/1/12         533,900
                                                                                       ------------
                                                                                       $  7,623,161
---------------------------------------------------------------------------------------------------
                                      Arizona -- 4.9%
  1,000,000                AAA/Aaa    Maricopa County School District, 7.0%, 7/1/08    $  1,000,140
 10,000,000                 AA/A1     Phoenix Arizona Civic Import Corp.,
                                      5.5%, 7/1/43                                        7,622,800
  4,000,000                 AA/A1     Phoenix Arizona Civic Import Corp., District
                                      Revenue, 0.0%, 7/1/25                               3,250,720
  8,005,000                 AA/A1     Phoenix Arizona Civic Import Corp., District
                                      Revenue, 0.0%, 7/1/26                               6,484,130
  5,000,000                 AA/Aa2    Pima County Arizona Development Authority,
                                      5.0%, 9/1/39                                        4,929,700
                                                                                       ------------
                                                                                       $ 23,287,490
---------------------------------------------------------------------------------------------------
                                      California -- 10.8%
  1,470,000                NR/Baa1    California Municipal Finance Authority,
                                      5.875%, 10/1/34                                  $  1,479,055
  1,000,000                 AA/A1     California State, 4.25%, 8/1/33                       862,640
  5,000,000                  A/NR     California Statewide Communities Development
                                      Authority, 5.0%, 3/1/30                             4,770,550
  4,875,000                NR/Baa2    California Statewide Communities Development
                                      Authority, 5.0%, 5/15/30                            4,451,070
  5,125,000                NR/Baa2    California Statewide Communities Development
                                      Authority, 5.0%, 5/15/38                            4,519,533
 20,000,000                AAA/Aaa    Foothill Eastern Transportation Corridor Agency
                                      Toll Road Revenue, 0.0%, 1/1/28                     7,590,400

The accompanying notes are an integral part of these financial statements.

                Pioneer Tax Free Income Fund | Semiannual Report | 6/30/08    15

----------------------------------------------------------------------------------------------------------
Principal      Floating      S&P/Moody's
Amount         Rate (b)      Ratings                                                           Value
----------------------------------------------------------------------------------------------------------
                                           California -- (continued)
$ 1,000,000                     NR/Aaa     Franklin-McKinley California School District,
                                           6.0%, 7/1/16                                       $  1,153,940
  4,525,000                     AAA/Aaa    Golden State Tobacco Securitization,
                                           7.8%, 6/1/42                                          5,326,875
  1,000,000                     AAA/Aaa    Golden State Tobacco Securitization,
                                           7.875%, 6/1/42                                        1,180,400
  3,000,000                     AAA/Aaa    Golden State Tobacco Securitization,
                                           7.9%, 6/1/42                                          3,544,380
 12,000,000                    BBB/Baa3    Golden State Tobacco Security Corp., California,
                                           5.125%, 6/1/47                                        9,132,600
  1,175,000                      NR/A1     Lucia Mar University School District,
                                           0.0%, 8/1/20                                            626,910
    130,000                     AAA/Aaa    Sacramento California Municipal Utility District,
                                           5.5%, 2/1/11                                            134,788
  1,505,000                      A/A2      Santa Maria California, 0.0%, 8/1/27                    516,757
  3,600,000                      A+/A1     Saugus California University School District,
                                           0.0%, 8/1/23                                          1,613,736
  5,000,000                    BBB/Baa3    Tobacco Securitization Authority Southern
                                           California Tobacco Settlement, 5.125%, 6/1/46         3,811,700
                                                                                              ------------
                                                                                              $ 50,715,334
----------------------------------------------------------------------------------------------------------
                                           Colorado -- 2.3%
  2,750,000                      A+/A1     Colorado Health Facilities Revenue,
                                           5.25%, 11/15/35                                    $  2,641,843
  2,500,000                      A-/A3     Colorado Health Facilities Revenue,
                                           5.25%, 6/1/36                                         2,320,600
      5,000                      NR/A2     Colorado Housing Finance Authority, Series A-3,
                                           7.0%, 11/1/16                                             5,141
     10,000                     NR/Aaa     Colorado Housing Finance Authority, Series B-2,
                                           7.45%, 11/1/27                                           10,183
     55,000                     NR/Aa2     Colorado Housing Finance Authority, Series B-3,
                                           6.55%, 5/1/25                                            56,491
  3,575,000                     AA/Aa2     Douglas County School District Regional,
                                           7.0%, 12/15/13                                        4,170,881
 10,000,000                      AA/A2     E-470 Public Highway Authority Colorado,
                                           0.0%, 9/1/37                                          1,694,200
                                                                                              ------------
                                                                                              $ 10,899,339
----------------------------------------------------------------------------------------------------------
                                           Connecticut - 0.2%
  1,000,000                      A/NR      Connecticut State Health & Education,
                                           5.5%, 7/1/17                                       $  1,024,550
                                                                                              ------------
                                                                                              $  1,024,550
----------------------------------------------------------------------------------------------------------
                                           District of Columbia -- 1.9%
  8,825,000                    BBB/Baa3    District of Columbia Tobacco Settlement
                                           Financing Corp., 6.75%, 5/15/40                    $  8,847,857
                                                                                              ------------
                                                                                              $  8,847,857
----------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

16    Pioneer Tax Free Income Fund | Semiannual Report | 6/30/08

------------------------------------------------------------------------------------------------------------
Principal      Floating      S&P/Moody's
Amount         Rate (b)      Ratings                                                             Value
------------------------------------------------------------------------------------------------------------
                                            Florida -- 4.6%
$ 1,000,000                     AA/Aa3      Dade County Florida General, 7.7%, 10/1/12          $  1,156,410
    500,000                     BBB+/NR     Halifax Hospital Medical Center Florida,
                                            5.375%, 6/1/46                                           449,940
  5,435,000                      BB/NR      Lee County Florida Industrial Development
                                            Authority, 4.75%, 6/15/14                              5,145,532
  1,535,000                      NR/A2      Marion County Florida Hospital District
                                            Development, 5.0%, 10/1/16                             1,571,364
 16,205,000                     AA/Aa3      Tampa-Hillsborough County Florida,
                                            4.0%, 7/1/34                                          13,299,606
                                                                                                ------------
                                                                                                $ 21,622,852
------------------------------------------------------------------------------------------------------------
                                            Georgia -- 4.8%
  4,000,000                      NR/A2      Houston County Georgia Hospital Authority
                                            Revenue, 5.0%, 10/1/42                              $  3,742,280
 15,000,000                      A/A1       Main Street Natural Gas, Inc., Georgia,
                                            5.5%, 7/15/17                                         14,566,350
  4,500,000                      A/A1       Main Street Natural Gas, Inc., Georgia,
                                            6.375%, 7/15/38                                        4,317,300
                                                                                                ------------
                                                                                                $ 22,625,930
------------------------------------------------------------------------------------------------------------
                                            Illinois -- 6.0%
    495,000                      NR/NR      Chicago Illinois Tax Increment, 5.0%, 11/15/10      $    503,950
  4,000,000                     NR/CAA1     Chicago Illinois O'Hare International Airport,
                                            5.5%, 12/1/30                                          1,880,040
    165,000                     NR/Aaa      Chicago Illinois Single Family Mortgage,
                                            6.45%, 9/1/29                                            167,355
 10,775,000                     NR/Baa3     Illinois Financial Authority, 5.0%, 5/1/25             9,173,835
  5,000,000                     NR/Baa1     Illinois Finance Authority, 5.0%, 4/1/31               4,689,600
  5,000,000                     NR/Baa1     Illinois Finance Authority, 5.0%, 4/1/36               4,605,900
  1,145,000                      A+/A1      Illinois Housing Development Authority Revenue
                                            Multi-Family Housing, 7.0%, 7/1/23                     1,430,826
 20,000,000    0.00             AAA/A1      Metropolitan Pier & Exposition Authority Illinois
                                            Dedicated State Tax, Floating Rate Note,
                                            6/15/39                                                3,831,000
  3,000,000                     AA/Aa2      Will County Illinois Forest Preservation District,
                                            0.0%, 12/1/18                                          1,789,830
                                                                                                ------------
                                                                                                $ 28,072,336
------------------------------------------------------------------------------------------------------------
                                            Indiana -- 3.1%
    250,000                    BBB+/Baa2    East Chicago Indiana Exempt Facilities,
                                            7.0%, 1/1/14                                        $    255,868
  5,000,000                      A+/A2      Indiana Health & Educational Facilities Authority,
                                            5.0%, 2/15/36                                          4,567,400
  5,000,000                      A+/A2      Indiana Health & Educational Facilities Authority,
                                            5.0%, 2/15/39                                          4,528,850
  2,500,000                      A+/A2      Indiana Health & Educational Facilities Authority,
                                            5.25%, 2/15/40                                         2,349,725

The accompanying notes are an integral part of these financial statements.

                Pioneer Tax Free Income Fund | Semiannual Report | 6/30/08    17

--------------------------------------------------------------------------------------------------------
Principal      Floating      S&P/Moody's
Amount         Rate (b)      Ratings                                                         Value
--------------------------------------------------------------------------------------------------------
                                            Indiana -- (continued)
$ 1,400,000                      AA/NR      Indianapolis Local Public Improvement Board
                                            Revenue, 6.75%, 2/1/14                          $  1,548,554
  1,000,000                      AA/A2      Lawrence Township Metropolitan School District
                                            Revenue, 6.75%, 7/5/13                             1,135,960
                                                                                            ------------
                                                                                            $ 14,386,357
--------------------------------------------------------------------------------------------------------
                                            Kentucky -- 0.9%
    335,000                      NR/NR      Kentucky Economic Development Finance,
                                            6.25%, 10/1/12                                  $    350,062
  4,000,000                      A-/NR      Louisville & Jefferson County Kentucky
                                            Metropolitan Government Health Systems
                                            Revenue, 5.25%, 10/1/36                            3,634,000
                                                                                            ------------
                                                                                            $  3,984,062
--------------------------------------------------------------------------------------------------------
                                            Louisiana -- 4.1%
    425,000                      NR/NR      Louisiana Public Facilities Authority Revenue,
                                            6.25%, 10/1/11                                  $    416,436
 11,000,000                      NR/A3      Louisiana Public Facilities Authority,
                                            5.5%, 5/15/47                                     10,422,280
  1,085,000                     AA/Aa3      Louisiana Local Government Environment
                                            Community, 5.25%, 12/1/18                          1,147,789
  8,000,000                    BBB+/Baa1    St John Baptist Parish Louisiana Revenue,
                                            5.125%, 6/1/37                                     7,150,400
                                                                                            ------------
                                                                                            $ 19,136,905
--------------------------------------------------------------------------------------------------------
                                            Massachusetts -- 9.9%
  1,680,000                     BBB/NR      Massachusetts Development Finance Agency,
                                            5.25%, 10/1/29                                  $  1,629,634
  3,320,000                     BBB/NR      Massachusetts Development Finance Agency,
                                            5.25%, 10/1/37                                     3,153,436
  6,820,000                     AA-/NR      Massachusetts Development Finance Agency,
                                            5.25%, 2/1/30                                      6,656,252
  2,635,000                      NR/NR      Massachusetts Development Finance Agency,
                                            6.25%, 10/15/17                                    2,467,177
  2,000,000                    BBB/Baa2     Massachusetts Health & Educational Facilities
                                            Authority Revenue, 6.625%, 7/1/32                  2,045,420
  1,000,000                    BBB/Baa3     Massachusetts Health & Educational Facilities
                                            Authority Revenue, 6.75%, 7/1/16                   1,049,110
  2,000,000                    BBB/Baa2     Massachusetts Health & Educational Facilities
                                            Authority, 6.5%, 7/1/21                            2,058,000
  2,500,000                     BBB-/NR     Massachusetts Health & Educational Facilities,
                                            5.5%, 7/1/40                                       2,223,025
  1,250,000                    BBB/Baa3     Massachusetts Health & Educational Facilities
                                            Authority, 6.25%, 7/1/22                           1,263,338
  1,145,000                     BBB+/NR     Massachusetts Health & Educational Facilities
                                            Authority, 6.25%, 10/1/31                          1,164,293
    670,000                      A/A2       Massachusetts State Dedicated Tax,
                                            5.5%, 1/1/29                                         718,923

The accompanying notes are an integral part of these financial statements.

18    Pioneer Tax Free Income Fund | Semiannual Report | 6/30/08

-------------------------------------------------------------------------------------------------------
Principal       Floating      S&P/Moody's
Amount          Rate (b)      Ratings                                                       Value
-------------------------------------------------------------------------------------------------------
                                             Massachusetts -- (continued)
$  1,500,000                      A-/A3      Massachusetts State Development Finance
                                             Agency, 6.375%, 7/1/23                        $  1,714,890
   6,215,000                     AAA/Aaa     Massachusetts State Health & Educational,
                                             5.25%, 7/1/33                                    6,782,243
      40,000                     AA/Aa2      Massachusetts State Health & Educational,
                                             6.0%, 7/1/18                                        42,574
     200,000                     AA/Aa2      Massachusetts State Health and Educational
                                             Facilities, 5.75%, 7/1/32                          203,676
   5,000,000                     AA-/Aa3     Massachusetts State Health, 5.5%, 6/1/35         5,477,450
   7,500,000                      A/A2       Massachusetts State Special Obligation,
                                             5.5%, 1/1/30                                     8,042,100
                                                                                           ------------
                                                                                           $ 46,691,541
-------------------------------------------------------------------------------------------------------
                                             Michigan -- 1.3%
   1,500,000                      BB/NR      John Tolfree Health System, 6.0%, 9/15/23     $  1,461,930
     400,000                     AAA/Aaa     Michigan State Trunk Line, 5.5%, 11/1/10           424,148
   4,000,000                    BBB-/Ba1     Michigan State Hospital Finance Authority,
                                             6.0%, 2/1/24                                     4,000,200
                                                                                           ------------
                                                                                           $  5,886,278
-------------------------------------------------------------------------------------------------------
                                             Minnesota -- 1.4%
   5,000,000                      A/A2       Becker, Minnesota Pollution Control Revenue
                                             Northern States Power "A" Conversions
                                             8.5%, 4/1/30                                  $  5,789,800
   1,000,000                     NR/Baa3     Laurentian Energy Authority Minnesota
                                             Cogeneration, 5.0%, 12/1/15                        993,240
                                                                                           ------------
                                                                                           $  6,783,040
-------------------------------------------------------------------------------------------------------
                                             Missouri -- 0.1%
     285,000                     AAA/NR      Missouri State Housing Development Common
                                             Mortgage Revenue, Single Family, Series B-2,
                                             6.4%, 3/1/29                                  $    293,564
                                                                                           ------------
                                                                                           $    293,564
-------------------------------------------------------------------------------------------------------
                                             Mississippi -- 2.2%
   1,800,000                      NR/NR      Columbus Mississippi Industrial Development
                                             Revenue, 5.9%, 12/1/11                        $  1,831,590
   7,950,000                    BBB/Baa2     Lowndes County Mississippi Solid Waste
                                             Disposal & Pollution Control Revenue,
                                             6.8%, 4/1/22                                     8,333,508
                                                                                           ------------
                                                                                           $ 10,165,098
-------------------------------------------------------------------------------------------------------
                                             Montana -- 0.1%
     500,000                    BBB+/Baa1    Forsyth Pollution Control Revenue,
                                             5.2%, 5/1/33                                  $    504,925
                                                                                           ------------
                                                                                           $    504,925
-------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                Pioneer Tax Free Income Fund | Semiannual Report | 6/30/08    19

----------------------------------------------------------------------------------------------------------
Principal       Floating      S&P/Moody's
Amount          Rate (b)      Ratings                                                          Value
----------------------------------------------------------------------------------------------------------
                                             North Carolina -- 0.4%
$  2,250,000                      NR/NR      North Carolina Capital Facilities Finance,
                                             4.5%, 10/1/26                                    $  1,865,408
                                                                                              ------------
                                                                                              $  1,865,408
----------------------------------------------------------------------------------------------------------
                                             North Dakota -- 0.2%
     280,000                     NR/Aa1      North Dakota State Housing Finance Agency
                                             Revenue, 5.8%, 7/1/18                            $    286,023
     545,000                     NR/Aa1      North Dakota State Housing Finance Agency
                                             Revenue, 6.0%, 7/1/20                                 551,747
                                                                                              ------------
                                                                                              $    837,770
----------------------------------------------------------------------------------------------------------
                                             Nebraska -- 0.4%
   1,800,000    8.40             AAA/Aaa     Nebraska Investment Finance Authority Single
                                             Family, Floating Rate Note, 3/1/26               $  1,841,760
                                                                                              ------------
                                                                                              $  1,841,760
----------------------------------------------------------------------------------------------------------
                                             New Hampshire -- 2.6%
   5,000,000                      A-/NR      New Hampshire Health & Educational Facilties,
                                             5.0%, 10/1/17                                    $  4,452,250
   5,000,000                      A-/NR      New Hampshire Health & Educational Facilities,
                                             5.0%, 10/1/32                                       4,542,650
   1,250,000                      A+/A2      New Hampshire Health & Education Facilities
                                             Authority Revenue, 5.75%, 10/1/31                   1,260,000
   2,000,000                    BBB+/Baa1    New Hampshire Health & Educational Facilities
                                             Authority Revenue, 5.75%, 7/1/22                    2,027,300
     130,000                     NR/Aa2      New Hampshire State Housing Finance Authority,
                                             6.125%, 1/1/20                                        133,413
                                                                                              ------------
                                                                                              $ 12,415,613
----------------------------------------------------------------------------------------------------------
                                             New Jersey -- 5.7%
     500,000                      NR/NR      New Jersey Economic Development Authority,
                                             5.3%, 11/1/26                                    $    429,415
     450,000                      NR/NR      New Jersey Economic Development Authority,
                                             5.375%, 11/1/36                                       371,286
   5,060,000                      B/B3       New Jersey Economic Development Authority
                                             Special Facility Revenue, 7.0%, 11/15/30            4,091,668
   2,000,000                      A+/A2      New Jersey Health Care Facilties Financing
                                             Authority, 5.0%, 7/1/24                             1,989,100
   4,140,000                    BBB-/Baa3    New Jersey Health Care Facilties Financing
                                             Authority, 5.25%, 7/1/30                            3,487,660
   1,000,000                     AAA/Aaa     Tobacco Settlement Financing Corp., New Jersey,
                                             6.25%, 6/1/43                                       1,122,680
   5,215,000                     AAA/Aaa     Tobacco Settlement Financing Corp., New Jersey,
                                             6.75%, 6/1/39                                       5,971,644
   2,100,000                    BBB/Baa3     Tobacco Settlement Financing Corp., New Jersey,
                                             6.25%, 6/1/42                                       1,981,896

The accompanying notes are an integral part of these financial statements.

20    Pioneer Tax Free Income Fund | Semiannual Report | 6/30/08

----------------------------------------------------------------------------------------------------------
Principal      Floating      S&P/Moody's
Amount         Rate (b)      Ratings                                                           Value
----------------------------------------------------------------------------------------------------------
                                            New Jersey -- (continued)
$ 9,500,000                    BBB/Baa3     Tobacco Settlement Financing Corp.,
                                            5.0%, 6/1/41                                      $  7,163,950
                                                                                              ------------
                                                                                              $ 26,609,299
----------------------------------------------------------------------------------------------------------
                                            Nevada -- 1.9%
 10,000,000                      A-/A3      Reno Nevada Hospital Revenue, 5.25%, 6/1/41       $  9,162,800
                                                                                              ------------
                                                                                              $  9,162,800
----------------------------------------------------------------------------------------------------------
                                            New York -- 2.7%
  1,000,000                     NR/Ba2      Albany Individual Development, 6.0%, 7/1/19       $    993,650
    400,000                     AA-/A1      Metropolitan Transportation Authority New York,
                                            5.5%, 7/1/14                                           436,192
  2,000,000    5.50             AAA/Aa1     New York City Transportation Finance Authority
                                            Revenue, Floating Rate Note, 11/1/26                 2,106,100
  4,400,000                      A+/A1      New York State Dormitory Authority,
                                            0.0%, 7/1/39                                         3,467,288
  5,515,000                      NR/NR      New York State Dormitory Authority,
                                            5.24%, 7/1/24                                        5,562,650
                                                                                              ------------
                                                                                              $ 12,565,880
----------------------------------------------------------------------------------------------------------
                                            Ohio -- 1.2%
  5,000,000                     NR/Baa1     Lake County Ohio Hospital Municipal,
                                            6.0%, 8/15/43                                     $  4,866,900
    400,000                     AAA/Aaa     Ohio State Building Authority Revenue,
                                            5.5%, 10/1/11                                          428,824
    500,000                     AA/Aa2      Ohio State Building Authority Revenue,
                                            6.0%, 10/1/08                                          505,200
                                                                                              ------------
                                                                                              $  5,800,924
----------------------------------------------------------------------------------------------------------
                                            Oklahoma -- 0.3%
  1,530,000                      AA/A2      Moore Oklahoma General Obligation,
                                            5.75%, 4/1/12                                     $  1,619,704
                                                                                              ------------
                                                                                              $  1,619,704
----------------------------------------------------------------------------------------------------------
                                            Oregon -- 0.7%
    315,000                     BBB/NR      Klamath Falls Inter-Community Hospital Authority
                                            Revenue, 6.125%, 9/1/22                           $    349,436
    185,000                     BBB/NR      Klamath Falls Inter-Community Hospital Authority
                                            Revenue, 6.125%, 9/1/22                                190,963
  1,000,000                     NR/Aa3      Portland Urban Development, 5.75%, 6/15/08           1,048,450
  1,650,000                     AAA/Aaa     Wasco County School District, 5.5%, 6/15/19          1,840,196
                                                                                              ------------
                                                                                              $  3,429,045
----------------------------------------------------------------------------------------------------------
                                            Pennsylvania -- 4.2%
  4,000,000                     BB-/B1      Allentown Pennsylvania Area Hospital Authority,
                                            6.0%, 11/15/16                                    $  3,879,560
  1,000,000                      B/NR       Columbia County Pennsylvania Hospital
                                            Authority, 5.8%, 6/1/19                                892,660

The accompanying notes are an integral part of these financial statements.

                Pioneer Tax Free Income Fund | Semiannual Report | 6/30/08    21

----------------------------------------------------------------------------------------------------------
Principal      Floating      S&P/Moody's
Amount         Rate (b)      Ratings                                                           Value
----------------------------------------------------------------------------------------------------------
                                            Pennsylvania -- (continued)
$ 1,000,000                     BBB/NR      Montgomery County Pennsylvania Industrial,
                                            5.0%, 12/1/24                                     $    921,140
  1,000,000                     BBB/NR      Montgomery County Pennsylvania Industrial,
                                            5.0%, 12/1/30                                          887,700
 15,000,000                    BBB/Baa3     Philadelphia Pennsylvania Hospital,
                                            5.0%, 7/1/34                                        12,622,350
    500,000                     AAA/Aaa     Philadelphia Pennsylvania Parking,
                                            4.875%, 9/1/09                                         515,090
     65,000                      A/NR       Sayre Pennsylvania Health Care Facilities
                                            Authority, 5.75%, 12/1/21                               66,470
    185,000                      A/NR       Sayre Pennsylvania Health Care,
                                            5.75%, 12/1/21                                         201,104
                                                                                              ------------
                                                                                              $ 19,986,074
----------------------------------------------------------------------------------------------------------
                                            Puerto Rico -- 1.1%
  5,000,000                      AA/A2      Puerto Rico Electric Power, 0.0%, 7/1/17*         $  3,233,650
  3,305,000                      AA/A2      Puerto Rico Electric Power, 0.0%, 7/1/17*            2,137,443
                                                                                              ------------
                                                                                              $  5,371,093
----------------------------------------------------------------------------------------------------------
                                            Rhode Island -- 0.2%
    250,000                      A-/A3      Rhode Island State Health & Education Facilities
                                            Authorities, 6.5%, 8/15/32                        $    278,818
    415,000                      A-/A3      Rhode Island State Health & Educational
                                            Building Corp., 6.375%, 8/15/21                        461,588
     65,000                      A-/A3      Rhode Island State Health & Educational
                                            Building Corp., 6.375%, 8/15/21                         67,920
                                                                                              ------------
                                                                                              $    808,326
----------------------------------------------------------------------------------------------------------
                                            South Carolina -- 0.8%
    500,000                    BBB+/Baa1    South Carolina Jobs Economic Development
                                            Authority, 6.0%, 8/1/13                           $    525,850
     45,000                     NR/Aa2      South Carolina Housing Finance & Development
                                            Authority Mortgage Revenue, Series A-1,
                                            6.2%, 7/1/09                                            45,113
    440,000                    BBB+/Baa1    South Carolina Jobs Economic, 6.875%, 8/1/27           506,013
  2,500,000                    BBB/Baa3     Tobacco Settlement Revenue Management,
                                            6.375%, 5/15/30                                      2,823,975
                                                                                              ------------
                                                                                              $  3,900,951
----------------------------------------------------------------------------------------------------------
                                            South Dakota -- 0.0%
     65,000                     NR/Aaa      South Dakota Conservancy District Revenue,
                                            5.625%, 8/1/17                                    $     65,166
                                                                                              ------------
                                                                                              $     65,166
----------------------------------------------------------------------------------------------------------
                                            Tennessee -- 2.5%
  1,000,000                    BBB+/Baa1    Johnson City Tennessee Health & Education;
                                            5.5%, 7/1/36                                      $    928,760
  1,000,000                     NR/Ba2      Knox County Health Facility, 6.375%, 4/15/22         1,045,290

The accompanying notes are an integral part of these financial statements.

22    Pioneer Tax Free Income Fund | Semiannual Report | 6/30/08

------------------------------------------------------------------------------------------------------------
Principal      Floating      S&P/Moody's
Amount         Rate (b)      Ratings                                                            Value
------------------------------------------------------------------------------------------------------------
                                            Tennessee -- (continued)
$ 1,500,000                     NR/Ba2      Knox County Health Facility, 6.5%, 4/15/31         $  1,543,215
    750,000                     AA/Aa2      Knoxville County Tennessee Series A,
                                            5.0%, 5/1/13                                            751,275
  1,000,000                     AA+/Aa3     Metro Government Nashville/Davidson County
                                            Tennessee, 5.5%, 5/15/14                              1,099,650
  1,000,000    7.50             AAA/Aaa     Metro Government Nashville/Davidson County
                                            Tennessee, 7.5%, 11/15/12                             1,151,150
  5,960,000                      NR/NR      Sumner County Tennessee Health Educational,
                                            5.5%, 11/1/46                                         5,348,146
                                                                                               ------------
                                                                                               $ 11,867,486
------------------------------------------------------------------------------------------------------------
                                            Texas -- 6.6%
  3,000,000                    CCC/CAA1     Brazos River Authority Pollution Control Revenue,
                                            7.7%, 4/1/33                                       $  2,820,150
    750,000                     AAA/Aaa     Carroll Independent School District,
                                            6.75%, 8/15/21                                          920,378
    850,000                     AAA/Aaa     Carroll Independent School District,
                                            6.75%, 8/15/22                                        1,048,271
 13,885,000                    CCC+/CAA1    Dallas-Fort Worth Texas International Airport,
                                            6.0%, 11/1/14                                         7,428,475
  1,000,000                      A/A2       Harris County Health Facilties Development
                                            Authority, 6.375%, 6/1/29                             1,093,090
     10,000                     AA+/Aa1     San Antonio Texas General, 4.75%, 2/1/19                 10,176
    505,000                     AA+/Aa1     San Antonio Texas General, 4.75%, 2/1/19                508,469
    300,000                     AAA/Aaa     San Felipe Del Rio Texas Conservation
                                            5.0%, 8/15/12                                           314,148
  2,310,000                     AAA/Aaa     Texas Clear Creek Independent School District
                                            General Obligation, 0.0%, 2/1/10                      2,204,473
  2,050,000                     NR/Aaa      Texas Keller Independent School District General
                                            Obligation, 0.0%, 8/15/10                             1,921,322
  2,750,000                      AA/A2      Texas Public Finance Authority Building Revenue,
                                            0.0%, 2/1/10                                          2,621,905
  3,500,000    8.39             AA/Aa1      Texas State, Floating Rate Note, 9/30/11              4,105,430
    500,000                     AAA/Aaa     Tomball Texas Independent Schools,
                                            5.0%, 2/15/11                                           523,560
  3,500,000                     BBB+/NR     Weslaco Health Facilities, 6.25%, 6/1/25              3,596,180
  2,000,000                     BBB+/NR     Weslaco Health Facilities, 6.25%, 6/1/32              2,035,940
     20,000                     NR/Aaa      Whitehouse Texas Independent School District,
                                            4.8%, 2/15/12                                            20,035
                                                                                               ------------
                                                                                               $ 31,172,002
------------------------------------------------------------------------------------------------------------
                                            Virginia -- 0.6%
  2,500,000    7.17             AAA/Aaa     Henrico County Virginia, Floating Rate Note,
                                            8/23/27                                            $  2,861,900
                                                                                               ------------
                                                                                               $  2,861,900
------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                Pioneer Tax Free Income Fund | Semiannual Report | 6/30/08    23

--------------------------------------------------------------------------------------------------------
Principal     Floating      S&P/Moody's
Amount        Rate (b)      Ratings                                                          Value
--------------------------------------------------------------------------------------------------------
                                           Washington -- 2.8%
$  300,000                     AAA/Aaa     King County Washington School District, No.
                                           415, 5.5%, 6/1/13                                $    327,216
 1,000,000                      NR/A1      Pierce County Washington School District,
                                           4.0%, 12/1/09                                       1,021,560
   500,000                     AAA/Aaa     Renton Washington Water & Sewer,
                                           4.4%, 12/1/15                                         522,415
 2,250,000                     NR/Aa3      Snohomish County Public Utility District
                                           Revenue, 5.7%, 12/1/11+                             2,406,420
 2,500,000                     NR/Aaa      Snohomish County Public Utility District
                                           Revenue, 6.8%, 1/1/20                               2,974,300
 3,500,000                    BBB/Baa3     Tobacco Settlement Authority Washington,
                                           6.625%, 6/1/32                                      3,507,735
 2,500,000                      NR/NR      Washington State Housing, 5.25%, 1/1/17             2,366,175
                                                                                            ------------
                                                                                            $ 13,125,821
--------------------------------------------------------------------------------------------------------
                                           Wisconsin -- 0.4%
 1,430,000                     AA/Aa3      Adams-Friendship School District, 6.5%, 4/1/16   $  1,659,772
                                                                                            ------------
                                                                                            $  1,659,772
--------------------------------------------------------------------------------------------------------
                                           TOTAL MUNICIPAL BONDS
                                           (Cost $476,204,638)                              $454,318,963
--------------------------------------------------------------------------------------------------------
                                           TAX EXEMPT MONEY MARKET MUTUAL FUND -- 2.1%
10,000,000                                 Blackrock Liquidity Funds MuniFund Portfolio     $ 10,000,000
--------------------------------------------------------------------------------------------------------
                                           TOTAL TAX EXEMPT MONEY MARKET MUTUAL FUND
                                           (Cost $10,000,000)                               $ 10,000,000
--------------------------------------------------------------------------------------------------------
                                           TOTAL INVESTMENT IN SECURITIES -- 98.8%
                                           (Cost $491,044,103) (a)(c)                       $465,381,586
--------------------------------------------------------------------------------------------------------
                                           OTHER ASSETS AND LIABILITIES -- 1.2%             $  5,458,701
--------------------------------------------------------------------------------------------------------
                                           TOTAL NET ASSETS -- 100.0%                       $470,840,287
--------------------------------------------------------------------------------------------------------

* Pre-refunded bonds have been collateralized by U.S. Treasury securities which are held in escrow and used to pay principal and interest on the tax-exempt issue and to retire the bonds in full at the earliest refunding date.

NR   Not rated by either S&P or Moody's

+    Escrowed to maturity in U.S. Government Securities

The accompanying notes are an integral part of these financial statements.

24    Pioneer Tax Free Income Fund | Semiannual Report | 6/30/08

(a) The concentration of investments by type of obligation/market sector is as follows (unaudited):

 Insured                                        18.2%
 Escrowed in U.S. Government Securities          4.0
 General Obligation                              3.6
 Revenue Bonds:
   Health Revenue                               28.9
   Special Revenue                              11.3
    Various Revenues                             8.5
    Pollution Control Revenue                    3.8
    Transportation Revenue                       2.5
    Reserves                                     2.5
    Power                                        0.5
    Housing                                      1.2
    Education Revenue                           10.9
    Water and Sewer                              4.1
---------------------------------------------------------
                                               100.0%
---------------------------------------------------------

(b) Debt obligation with a variable interest rate. Rate shown is rate at period end

(c) At June 30, 2008, the net unrealized loss on investments based on cost for federal income tax purposes of $491,322,950 was as follows:

       Aggregate gross unrealized gain for all investments in which there is an
         excess of value over tax cost                                             $ 12,752,136
       Aggregate gross unrealized loss for all investments in which there is an
         excess of tax cost over value                                              (38,693,500)
                                                                                   ------------
       Net unrealized loss                                                         $(25,941,364)
                                                                                   =============

Purchase and sales of securities (excluding temporary cash investments) for the six months ended June 30, 2008 aggregated $100,969,908 and $179,917,846, respectively.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

  Level 1 -- quoted prices in active markets for identical securities
  Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The accompanying notes are an integral part of these financial statements.

                Pioneer Tax Free Income Fund | Semiannual Report | 6/30/08    25

The following is a summary of the inputs used as of June 30, 2008, in valuing the Fund's assets:

----------------------------------------------------------------------------------
                                                                       Other
                                                      Investments     Financial
 Valuation Inputs                                   in Securities     Instruments*
----------------------------------------------------------------------------------
 Level 1 -- Quoted Prices                           $         --           $--
 Level 2 -- Other Significant Observable Inputs      465,381,586            --
 Level 3--- Significant Unobservable Inputs                   --            --
----------------------------------------------------------------------------------
 Total                                              $465,381,586           $--
----------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

26    Pioneer Tax Free Income Fund | Semiannual Report | 6/30/08

Statement of Assets and Liabilities | 6/30/08 (unaudited)

ASSETS:
  Investment in securities (cost $491,044,103)           $465,381,586
  Receivables --
   Investment securities sold                                 994,556
   Fund shares sold                                           355,583
   Interest                                                 5,589,658
  Other                                                        41,640
---------------------------------------------------------------------
     Total assets                                        $472,363,023
---------------------------------------------------------------------
LIABILITIES:
  Payables --
   Fund shares repurchased                               $    279,642
   Dividends                                                  952,825
  Due to bank                                                 177,875
  Due to affiliates                                            49,821
  Accrued expenses                                             62,573
---------------------------------------------------------------------
     Total liabilities                                   $  1,522,736
---------------------------------------------------------------------
NET ASSETS:
  Paid-in capital                                        $508,698,234
  Undistributed net investment income                         421,038
  Accumulated net realized loss on investments            (12,616,468)
  Net unrealized loss on investments                      (25,662,517)
---------------------------------------------------------------------
     Total net assets                                    $470,840,287
---------------------------------------------------------------------
NET ASSET VALUE PER SHARE:
(No par value, Unlimited number of shares authorized)
  Class A (based on $275,267,704/26,193,694 shares)      $      10.51
  Class B (based on $12,500,964/1,199,471 shares)        $      10.42
  Class C (based on $11,938,975/1,153,915 shares)        $      10.35
  Class Y (based on $171,132,644/16,376,984 shares)      $      10.45
MAXIMUM OFFERING PRICE:
  Class A ($10.51 [divided by] 95.5%)                    $      11.01
---------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                Pioneer Tax Free Income Fund | Semiannual Report | 6/30/08    27

Statement of Operations (unaudited)

For the Six Months Ended 6/30/08

INVESTMENT INCOME:
  Interest                                                                 $ 13,888,558
---------------------------------------------------------------------------------------
EXPENSES:
  Management fees                                          $1,218,242
  Transfer agent fees and expenses
   Class A                                                    127,555
   Class B                                                      5,003
   Class C                                                      4,698
   Class Y                                                        996
  Distribution fees
   Class A                                                    348,493
   Class B                                                     68,640
   Class C                                                     63,534
  Administrative fees                                          57,804
  Custodian fees                                                6,781
  Registration fees                                            29,510
  Professional fees                                            42,292
  Printing expense                                             17,527
  Fees and expenses of nonaffiliated trustees                   8,108
  Miscellaneous                                                63,559
---------------------------------------------------------------------------------------
     Total expenses                                                        $  2,062,742
     Less fees paid indirectly                                                   (2,579)
---------------------------------------------------------------------------------------
     Net expenses                                                          $  2,060,163
---------------------------------------------------------------------------------------
       Net investment income                                               $ 11,828,395
---------------------------------------------------------------------------------------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS
  Net realized loss on investments                                         $ (3,004,785)
---------------------------------------------------------------------------------------
  Change in net unrealized gain on investments                             $(26,592,710)
---------------------------------------------------------------------------------------
  Net loss on investments                                                  $(29,597,495)
---------------------------------------------------------------------------------------
  Net decrease in net assets resulting from operations                     $(17,769,100)
---------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

28    Pioneer Tax Free Income Fund | Semiannual Report | 6/30/08

Statement of Changes in Net Assets

For the Six Months Ended 6/30/08 and the Year Ended 12/31/07, respectively

----------------------------------------------------------------------------------------------
                                                            Six Months Ended
                                                            6/30/08              Year Ended
                                                            (unaudited)          12/31/07
----------------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income                                         $  11,828,395      $ 26,197,002
Net realized gain (loss) on investments                          (3,004,785)        1,855,800
Change in net unrealized gain (loss) on investments             (26,592,710)      (35,099,680)
----------------------------------------------------------------------------------------------
   Net decrease in net assets resulting from operations       $ (17,769,100)     $ (7,046,878)
----------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
   Class A ($0.24 and $0.48 per share, respectively)          $  (6,576,933)     $(14,126,381)
   Class B ($0.20 and $0.38 per share, respectively)               (252,404)         (545,848)
   Class C ($0.20 and $0.39 per share, respectively)               (235,175)         (467,609)
   Class Y ($0.26 and $0.51 per share, respectively)             (4,627,330)      (11,927,188)
----------------------------------------------------------------------------------------------
     Total distributions to shareowners                       $ (11,691,842)     $(27,067,026)
----------------------------------------------------------------------------------------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                              $  26,301,297      $122,757,979
Reinvestment of distributions                                     5,525,189        11,216,220
Cost of shares repurchased                                      (93,248,302)     (195,187,071)
----------------------------------------------------------------------------------------------
   Net decrease in net assets resulting from Fund
     share transactions                                       $ (61,421,816)     $(61,212,872)
----------------------------------------------------------------------------------------------
   Net decrease in net assets                                 $ (90,882,758)     $(95,326,776)
NET ASSETS:
Beginning of period                                             561,723,045       657,049,821
----------------------------------------------------------------------------------------------
End of period                                                 $ 470,840,287      $561,723,045
----------------------------------------------------------------------------------------------
Undistributed net investment income                           $     421,038      $    284,485
----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                Pioneer Tax Free Income Fund | Semiannual Report | 6/30/08    29

------------------------------------------------------------------------------------------------------
                                   '08 Shares        '08 Amount         '07 Shares        '07 Amount
                                  (unaudited)       (unaudited)
Class A
Shares sold                           1,029,446     $ 11,189,723         3,744,108       $ 42,584,681
Reinvestment of distributions           419,362        4,487,927           817,381          9,346,227
Less shares repurchased              (3,434,966)     (37,293,791)       (6,143,218)       (69,857,173)
------------------------------------------------------------------------------------------------------
   Net decrease                      (1,986,158)    $(21,616,141)       (1,581,729)      $(17,926,265)
------------------------------------------------------------------------------------------------------
Class B
Shares sold                              72,062     $    779,532           232,076       $  2,626,046
Reinvestment of distributions            11,962          126,930            26,073            295,815
Less shares repurchased                (209,419)      (2,239,349)         (450,067)        (5,110,697)
------------------------------------------------------------------------------------------------------
   Net decrease                        (125,395)    $ (1,332,887)         (191,918)      $ (2,188,836)
------------------------------------------------------------------------------------------------------
Class C
Shares sold                             137,565     $  1,477,332           444,452       $  4,991,606
Reinvestment of distributions            11,529          121,516            21,984            247,272
Less shares repurchased                (234,244)      (2,510,908)         (346,219)        (3,863,090)
------------------------------------------------------------------------------------------------------
   Net increase (decrease)              (85,150)    $   (912,060)          120,217       $  1,375,788
------------------------------------------------------------------------------------------------------
Class Y
Shares sold                           1,198,760     $ 12,854,710         6,396,471       $ 72,555,646
Reinvestment of distributions            74,119          788,816           117,279          1,326,906
Less shares repurchased              (4,754,088)     (51,204,254)      (10,334,089)      (116,356,111)
------------------------------------------------------------------------------------------------------
   Net decrease                      (3,481,209)    $(37,560,728)       (3,820,339)      $(42,473,559)
------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

30    Pioneer Tax Free Income Fund | Semiannual Report | 6/30/08

Financial Highlights

---------------------------------------------------------------------------------------
                                                          Six Months
                                                          Ended           Year
                                                          6/30/08         Ended
                                                          (unaudited)     12/31/07
---------------------------------------------------------------------------------------
Class A
Net asset value, beginning of period                         $  11.13        $  11.75
---------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                       $   0.25        $   0.46
 Net realized and unrealized gain (loss) on investments         (0.63)          (0.60)
---------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations         $  (0.38)       $  (0.14)
Distributions to shareowners:
 Net investment income                                          (0.24)          (0.48)
---------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                   $  (0.62)       $  (0.62)
---------------------------------------------------------------------------------------
Net asset value, end of period                               $  10.51        $  11.13
---------------------------------------------------------------------------------------
Total return*                                                   (3.42)%         (1.23)%
Ratio of net expenses to average net assets+                     0.89%**         0.84%
Ratio of net investment income to average net assets+            4.53%**         4.05%
Portfolio turnover rate                                            40%**           68%
Net assets, end of period (in thousands)                     $275,268        $313,706
Ratios with reductions for fees paid indirectly:
 Net expenses                                                    0.89%**         0.84%
 Net investment income                                           4.53%**         4.05%
--------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
                                                          Year         Year         Year         Year
                                                          Ended        Ended        Ended        Ended
                                                          12/31/06     12/31/05     12/31/04     12/31/03
-----------------------------------------------------------------------------------------------------------
Class A
Net asset value, beginning of period                        $  11.62      $ 11.67    $  11.70     $  11.61
-----------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                      $   0.47      $  0.51    $   0.56     $   0.56
 Net realized and unrealized gain (loss) on investments         0.13        (0.04)      (0.02)        0.09
-----------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations        $   0.60      $  0.47    $   0.54     $   0.65
Distributions to shareowners:
 Net investment income                                         (0.47)       (0.52)      (0.57)       (0.56)
-----------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                  $   0.13      $ (0.05)   $  (0.03)    $   0.09
----------------------------------------------------------------------------------------------------------
Net asset value, end of period                              $  11.75      $ 11.62    $  11.67     $  11.70
-----------------------------------------------------------------------------------------------------------
Total return*                                                   5.31%        4.05%       4.75%        5.80%
Ratio of net expenses to average net assets+                    0.86%        0.91%       0.91%        0.93%
Ratio of net investment income to average net assets+           4.08%        4.36%       4.88%        4.88%
Portfolio turnover rate                                           66%          26%         39%          80%
Net assets, end of period (in thousands)                    $349,683     $315,855    $307,463     $326,173
Ratios with reductions for fees paid indirectly:
 Net expenses                                                   0.86%        0.91%       0.91%        0.93%
 Net investment income                                          4.08%        4.36%       4.88%        4.88%
-----------------------------------------------------------------------------------------------------------

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
** Annualized
+  Ratio with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.

                  Pioneer Tax Free Income Fund | Semiannual Report | 6/30/08  31

---------------------------------------------------------------------------------
                                                          Six Months
                                                          Ended         Year
                                                          6/30/08       Ended
                                                          (unaudited)   12/31/07
---------------------------------------------------------------------------------
Class B
Net asset value, beginning of period                       $  11.04      $ 11.65
---------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                     $   0.20      $  0.36
 Net realized and unrealized gain (loss) on investments       (0.62)       (0.59)
---------------------------------------------------------------------------------
  Net increase (decrease) from investment operations       $  (0.42)     $ (0.23)
Distributions to shareowners:
 Net investment income                                        (0.20)       (0.38)
---------------------------------------------------------------------------------
Net increase (decrease) in net asset value                 $  (0.62)     $ (0.61)
---------------------------------------------------------------------------------
Net asset value, end of period                             $  10.42      $ 11.04
---------------------------------------------------------------------------------
Total return*                                                 (3.85)%      (1.97)%
Ratio of net expenses to average net assets+                   1.64%**      1.69%
Ratio of net investment income to average net assets+          3.78%**      3.21%
Portfolio turnover rate                                          40%**        68%
Net assets, end of period (in thousands)                    $12,501      $14,622
Ratios with reduction for fees paid indirectly:
 Net expenses                                                  1.63%**      1.69%
 Net investment income                                         3.79%**      3.21%
---------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
                                                          Year        Year        Year        Year
                                                          Ended       Ended       Ended       Ended
                                                          12/31/06    12/31/05    12/31/04    12/31/03
--------------------------------------------------------------------------------------------------------
Class B
Net asset value, beginning of period                        $ 11.51     $  11.57     $ 11.59     $ 11.51
--------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                      $  0.39     $   0.41     $  0.48     $  0.46
 Net realized and unrealized gain (loss) on investments        0.12        (0.05)      (0.02)       0.09
--------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations        $  0.51     $   0.36     $  0.46     $  0.55
Distributions to shareowners:
 Net investment income                                        (0.37)       (0.42)      (0.48)      (0.47)
--------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                  $  0.14     $  (0.06)    $ (0.02)    $  0.08
--------------------------------------------------------------------------------------------------------
Net asset value, end of period                              $ 11.65     $  11.51     $ 11.57     $ 11.59
--------------------------------------------------------------------------------------------------------
Total return*                                                  4.54%        3.16%       4.07%       4.98%
Ratio of net expenses to average net assets+                   1.62%        1.72%       1.67%       1.70%
Ratio of net investment income to average net assets+          3.33%        3.51%       4.12%       4.10%
Portfolio turnover rate                                          66%          26%         39%         80%
Net assets, end of period (in thousands)                    $17,667     $ 21,962    $ 17,285     $20,363
Ratios with reduction for fees paid indirectly:
 Net expenses                                                  1.62%        1.72%       1.67%       1.70%
 Net investment income                                         3.33%        3.51%       4.12%       4.10%
---------------------------------------------------------------------------------------------------------

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized
+    Ratio with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.

32  Pioneer Tax Free Income Fund | Semiannual Report | 6/30/08

----------------------------------------------------------------------------------
                                                          Six Months
                                                          Ended         Year
                                                          6/30/08       Ended
                                                          (unaudited)   12/31/07
----------------------------------------------------------------------------------
Class C
Net asset value, beginning of period                       $  10.96      $ 11.57
----------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                     $   0.20      $  0.37
 Net realized and unrealized gain (loss) on investments       (0.61)       (0.59)
----------------------------------------------------------------------------------
  Net increase (decrease) from investment operations       $  (0.41)     $ (0.22)
Distributions to shareowners:
 Net investment income                                        (0.20)       (0.39)
----------------------------------------------------------------------------------
Net increase (decrease) in net asset value                 $  (0.61)     $ (0.61)
----------------------------------------------------------------------------------
Net asset value, end of period                             $  10.35      $ 10.96
----------------------------------------------------------------------------------
Total return*                                                 (3.79)%      (1.97)%
Ratio of net expenses to average net assets+                   1.64%**      1.60%
Ratio of net investment income to average net assets+          3.77%**      3.29%
Portfolio turnover rate                                          40%**        68%
Net assets, end of period (in thousands)                   $ 11,939      $13,581
Ratios with reduction for fees paid indirectly:
 Net expenses                                                  1.64%**      1.60%
 Net investment income                                         3.77%**      3.29%
----------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
                                                          Year        Year        Year        Year
                                                          Ended       Ended       Ended       Ended
                                                          12/31/06    12/31/05    12/31/04    12/31/03
--------------------------------------------------------------------------------------------------------
Class C
Net asset value, beginning of period                        $ 11.44     $ 11.49     $ 11.52     $ 11.44
--------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                      $  0.38     $  0.41     $  0.47     $  0.48
 Net realized and unrealized gain (loss) on investments        0.13       (0.04)      (0.02)       0.08
--------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations        $  0.51     $  0.37     $  0.45     $  0.56
Distributions to shareowners:
 Net investment income                                        (0.38)      (0.42)      (0.48)      (0.48)
--------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                  $  0.13     $ (0.05)    $ (0.03)    $  0.08
--------------------------------------------------------------------------------------------------------
Net asset value, end of period                              $ 11.57     $ 11.44     $ 11.49     $ 11.52
--------------------------------------------------------------------------------------------------------
Total return*                                                  4.57%       3.30%       4.02%       5.04%
Ratio of net expenses to average net assets+                   1.61%       1.64%       1.64%       1.66%
Ratio of net investment income to average net assets+          3.33%       3.63%       4.15%       4.11%
Portfolio turnover rate                                          66%         26%         39%         80%
Net assets, end of period (in thousands)                    $12,941     $12,054     $12,577     $11,266
Ratios with reduction for fees paid indirectly:
 Net expenses                                                  1.61%       1.64%       1.64%       1.66%
 Net investment income                                         3.33%       3.63%       4.15%       4.11%
--------------------------------------------------------------------------------------------------------

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized
+    Ratio with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.

                  Pioneer Tax Free Income Fund | Semiannual Report | 6/30/08  33

------------------------------------------------------------------------------------
                                                            Six Months
                                                            Ended           Year
                                                            6/30/08         Ended
                                                            (unaudited)     12/31/07
Class Y
Net asset value, beginning of period                        $  11.07        $  11.69
------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                      $   0.26        $   0.49
 Net realized and unrealized gain (loss) on investments        (0.62)          (0.60)
------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations        $  (0.36)       $  (0.11)
Distributions to shareowners:
 Net investment income                                         (0.26)          (0.51)
------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                  $  (0.62)       $  (0.62)
------------------------------------------------------------------------------------
Net asset value, end of period                              $  10.45        $  11.07
------------------------------------------------------------------------------------
Total return*                                                  (3.29)%         (0.94)%
Ratio of net expenses to average net assets+                    0.56%**         0.54%
Ratio of net investment income to average net assets+           4.84%**         4.35%
Portfolio turnover rate                                           40%**           68%
Net assets, end of period (in thousands)                    $171,133        $219,814
Ratios with reduction for fees paid indirectly:
 Net expenses                                                   0.56%**         0.54%
 Net investment income                                          4.84%**         4.35%
------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
                                                          Year           Year         Year       Year
                                                          Ended          Ended        Ended      Ended
                                                          12/31/06       12/31/05     12/31/04   12/31/03
Class Y
Net asset value, beginning of period                        $  11.56     $  11.61     $ 11.64    $ 11.56
----------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                      $   0.51     $   0.54     $  0.57    $  0.62
 Net realized and unrealized gain (loss) on investments         0.13        (0.04)       0.01       0.07
----------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations        $   0.64     $   0.50     $  0.58    $  0.69
Distributions to shareowners:
 Net investment income                                         (0.51)       (0.55)      (0.61)     (0.61)
----------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                  $   0.13     $  (0.05)    $ (0.03)   $  0.08
----------------------------------------------------------------------------------------------------------
Net asset value, end of period                              $  11.69     $  11.56     $ 11.61    $ 11.64
----------------------------------------------------------------------------------------------------------
Total return*                                                   5.69%        4.40%       5.14%      6.21%
Ratio of net expenses to average net assets+                    0.52%        0.54%       0.55%      0.57%
Ratio of net investment income to average net assets+           4.42%        4.22%       5.26%      5.21%
Portfolio turnover rate                                           66%          26%         39%        80%
Net assets, end of period (in thousands)                    $276,760     $304,507     $   393    $ 1,387
Ratios with reduction for fees paid indirectly:
 Net expenses                                                   0.52%        0.54%       0.55%      0.57%
 Net investment income                                          4.42%        4.22%       5.26%      5.21%
-----------------------------------------------------------------------------------------------------------

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized
+    Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.

34  Pioneer Tax Free Income Fund | Semiannual Report | 6/30/08

Notes To Financial Statements | 6/30/08 (unaudited)

1. Organization and Significant Accounting Policies

Pioneer Tax Free Income Fund (the Fund) is a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to seek as high a level of current income exempt from federal income taxes, as possible consistent with the preservation of capital.

The Fund offers four classes of shares designated as Class A, Class B, Class C, and Class Y shares Each class of shares represents an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidations, except that each class of shares can bear different transfer agent and distribution fees and has exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B and Class C shareowners, respectively. There is no distribution plan for Class Y shares.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses, and gain or loss on investments during the reporting period. Actual results could differ from those estimates.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. The Fund's prospectuses contain information regarding the Fund's principal risks. Please refer to those documents when considering the Fund's risks.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

A. Security Valuation

   Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily on each day the New York Stock Exchange
   (NYSE) is open, as of the close of regular trading on the NYSE. Securities are valued at prices supplied by independent pricing services, which consider such factors as Treasury spreads, yields, maturities and ratings. Valuations may be supplemented by dealers and other sources, as required.

                Pioneer Tax Free Income Fund | Semiannual Report | 6/30/08    35

   Securities for which there are no other readily available valuation methods are valued at their fair values as determined by, or under the direction of the Board of Trustees. The Fund may also use the fair value of a security including a non-U.S. security, when the closing market price on the principal exchange where the security is traded no longer reflects the value of the security. At June 30, 2008 there were no securities fair valued.

   Discount and premium on debt securities are accreted or amortized, respectively, daily into interest income on a yield-to-maturity basis with a corresponding increase or decrease in the cost basis of the security. Interest income is recorded on the accrual basis. Temporary cash investments are valued at cost which approximates market value.

   Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B. Federal Income Taxes

   It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal tax provision is required. Tax years prior to 2004 are closed (not subject to examination by tax authorities) due to the expiration of statute of limitations; all other tax years are open.

   The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as from or in excess of net investment income or as from net realized gain on investment transactions, or as from paid-in capital, depending on the type of book/tax differences that may exist.

   The tax character of current year distributions payable will be determined at the end of the current fiscal year. The tax character of distributions paid during the year ended December 31, 2007 was as follows:

----------------------------------------------------
                                            2007
----------------------------------------------------
   Distributions paid from:
   Taxable income                    $   562,300
   Tax exempt income                  26,504,726
----------------------------------------------------
     Total                           $27,067,026
----------------------------------------------------

  The difference between book basis and tax-basis unrealized appreciation is attributable to the tax deferral of premium and amortization.

36    Pioneer Tax Free Income Fund | Semiannual Report | 6/30/08

C. Fund Shares

   The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredit S.p.A., (UniCredit), earned $8,355 in underwriting commissions on the sale of Class A shares during the six months ended June 30, 2008.

D. Class Allocations

   Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

   Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B and Class C shares of the Fund, respectively (see Note 4). Class Y shares are not subject to a distribution plan. Shareowners of each class participate in all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3).

   The Fund declares, as daily dividends, substantially all of its net investment income. All dividends are paid on a monthly basis. Short-term capital gain distributions, if any, may be declared with the daily dividends. Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B, Class C, and Class Y shares can bear different transfer agent and distribution expense rates.

2. Management Agreement

Pioneer Investment Management, Inc., (PIM), a wholly owned indirect subsidiary of UniCredit, the Fund's investment adviser manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.50% of the Fund's average daily net assets up to $250 million; 0.48% of the next $50 million; and 0.45% of the excess over $300 million. For the six months ended June 30, 2008, the net management fee was equivalent to 0.47% of average net assets.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. Included in "Due to Affiliates" reflected on the Statement of Assets and Liabilities is $19,187 in management fees, administrative costs and certain other services payable to PIM at June 30, 2008.

                Pioneer Tax Free Income Fund | Semiannual Report | 6/30/08    37

3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredit, provides substantially all transfer agent and shareholder services to the Fund at negotiated rates. Included in "Due to Affiliates" reflected on the Statement of Assets and Liabilities is $23,033 in transfer agent fees payable to PIMSS at June 30, 2008.

4. Distribution Plans

The Fund adopted a Plan of Distribution with respect to Class A, Class B and Class C shares (Class A Plan, Class B Plan and Class C Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Effective February 1, 2008, under the Class A Plan, the Fund pays PFD a service fee equal to 0.25% of the average daily net assets attributable to Class A shares to finance activities primarily intended to result in the sale of Class A shares. Prior to February 1, 2008, PFD was reimbursed for service fees in an amount up to 0.25% of the average daily net assets attributable to Class A shares. Pursuant to the Class B and Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to Class B and Class C Shares. The fee for Class B and Class C shares consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Included in "Due to Affiliates" reflected on the Statements of Assets and Liabilities is $7,601 in distribution fees payable to PFD at June 30, 2008.

In addition, redemptions of each class of shares (except Class Y shares) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase. Class B shares that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Proceeds from the CDSCs are paid to PFD. For the six months ended June 30, 2008, CDSCs in the amount of $13,011 were paid to PFD.

5. Expense Offset Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the six months ended June 30, 2008, the Fund's expenses were reduced by $2,579 under such arrangements.

6. Line of Credit Facility

The Fund, along with certain other funds in the Pioneer Family of Funds (the Funds), collectively participate in a $200 million committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of $200 million or the limits set

38    Pioneer Tax Free Income Fund | Semiannual Report | 6/30/08
by its prospectus for borrowings. Interest on collective borrowings is payable at the Federal Funds Rate plus 1/2% on an annualized basis. The Funds pay an annual commitment fee for this facility. The commitment fee is allocated among such Funds based on their respective borrowing limits. For the six months ended June 30, 2008, the Fund had no borrowings under this agreement.

7. New Pronouncement

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("SFAS 161"), was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about an entity's derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statement disclosures.

                Pioneer Tax Free Income Fund | Semiannual Report | 6/30/08    39

ADDITIONAL INFORMATION

Results of Shareholder Meeting

At a special meeting held on May 13, 2008, and adjourned to June 19, 2008 with respect to certain proposals, shareholders of the Fund were asked to consider the proposals described below. A report of the total votes cast by the Fund's shareholders follows:

---------------------------------------------------------------------------------------------------
                                                                                          Broker
                                   For                   Withhold           Abstain       Non-Votes
---------------------------------------------------------------------------------------------------
 Proposal 1 -- To elect Trustees
  John F. Cogan, Jr.               37,716,460.201        649,452.655        0              0
  Daniel K. Kingsbury              37,731,209.770        634,703.086        0              0
  David R. Bock                    37,729,002.909        636,909.947        0              0
  Mary K. Bush                     37,716,199.455        649,713.401        0              0
  Benjamin M. Friedman             37,728,068.662        637,844.194        0              0
  Margaret B.W. Graham             37,716,295.580        649,617.276        0              0
  Thomas J. Perna                  37,728,555.895        637,356.961        0              0
  Marguerite A. Piret              37,712,750.230        653,162.626        0              0
  John Winthrop                    37,718,251.349        647,661.507        0              0

----------------------------------------------------------------------------------------------------------
                                                                                            Broker
                                 For                   Against            Abstain           Non-Votes
----------------------------------------------------------------------------------------------------------
 Proposal 2 -- To approve an
 amendment to the
 Declaration of Trust            33,626,520.097        953,246.859        543,729.900        3,242,416.000

-------------------------------------------------------------------------------------------------------------
                                                                                                Broker
                                     For                   Against            Abstain           Non-Votes
-------------------------------------------------------------------------------------------------------------
 Proposal 3A -- To approve
 changes to the Fund's
 fundamental investment
 policy relating to borrowing
 money                              33,644,087.597        860,348.122        619,061.137        3,242,416.000
 Proposal 3B -- To approve
 changes to the Fund's
 fundamental investment
 policy relating to
 underwriting                       33,684,388.847        799,875.294        639,232.715        3,242,416.000
 Proposal 3C -- To approve
 changes to the Fund's
 fundamental investment
 policy relating to lending         33,583,447.015        920,180.723        618,869.118        3,242,416.000
 Proposal 3D -- To approve
 changes to the Fund's
 fundamental investment
 policy relating to issuing
 senior securities                  33,841,580.745        704,064.870        577,851.241        3,242,416.000
 Proposal 3E -- To approve
 changes to the Fund's
 fundamental investment
 policy relating to real estate     33,700,782.713        856,725.349        565,988.794        3,242,416.000

40    Pioneer Tax Free Income Fund | Semiannual Report | 6/30/08

----------------------------------------------------------------------------------------------------------------
                                                                                                   Broker
                                   For                   Against               Abstain             Non-Votes
----------------------------------------------------------------------------------------------------------------
 Proposal 3F -- To approve
 changes to the Fund's
 fundamental investment
 policy relating to
 commodities                       33,696,104.952           829,332.592         598,059.312        3,242,416.000
 Proposal 3G -- To approve
 changes to the Fund's
 fundamental investment
 policy relating to
 concentration                     33,694,780.706           754,826.297         673,889.853        3,242,416.000
 Proposal 3H -- To approve
 changes to the Fund's
 fundamental investment
 policy relating to
 diversification                   33,825,846.607           708,591.092         589,059.157        3,242,416.000
 Proposal 3I -- To approve
 the conversion of the Fund's
 investment objective from
 fundamental to non-
 fundamental                       16,491,470.482        19,560,913.499         737,414.774        2,254,064.000
 Proposal 3J -- To approve
 changes to the Fund's
 fundamental investment
 policy relating to the
 purchase of illiquid
 securities                        33,542,970.167           938,615.776         641,910.913        3,242,416.000
 Proposal 3M -- To approve
 changes to the Fund's
 fundamental investment
 policy relating to purchasing
 securities on margin and
 making short sales                33,443,469.969         1,039,945.816         640,081.071        3,242,416.000
 Proposal 3N -- To approve
 changes to the Fund's
 fundamental investment
 policy relating to
 investments in other
 investment companies              33,633,317.289           901,207.864         588,971.703        3,242,416.000
 Proposal 3O -- To approve
 changes to the Fund's
 fundamental investment
 policy relating to pledging or
 guaranteeing assets               33,663,633.157           865,597.256         594,266.443        3,242,416.000
 Proposal 3Q -- To approve
 changes to the Fund's
 fundamental investment
 policy relating to
 investments in affiliates         33,614,506.949           874,838.681         634,151.226        3,242,416.000

                Pioneer Tax Free Income Fund | Semiannual Report | 6/30/08    41

----------------------------------------------------------------------------------------------------------------
                                                                                               Broker
                                For                     Against             Abstain            Non-Votes
----------------------------------------------------------------------------------------------------------------
 Proposal 4 -- To approve an
 Amended and Restated
 Management Agreement
 with PIM                       33,855,782.876          690,898.900         576,815.080        3,242,416.000

----------------------------------------------------------------------------------------------------------------
                                                                                              Broker
                                For                   Against              Abstain            Non-Votes
----------------------------------------------------------------------------------------------------------------
 Proposal 5 -- To approve a
 policy allowing the
 appointment of unaffiliated
 sub-advisers and
 amendments to sub-
 advisory agreements without
 shareholder approval           33,401,356.958        1,117,110.122        605,029.776        3,242,416.000

42    Pioneer Tax Free Income Fund | Semiannual Report | 6/30/08

Approval of Investment Advisory Agreement

Pioneer Investment Management, Inc. (PIM) serves as the Fund's investment adviser pursuant to an investment advisory agreement between PIM and the Fund. The Trustees of the Fund, as required by law, determine annually whether to continue the investment advisory agreement for the Fund. In connection with their most recent consideration of the investment advisory agreement for the Fund, the Trustees received and reviewed a substantial amount of information provided by PIM in response to requests of the independent Trustees and their independent legal counsel. The independent Trustees met on a number of occasions with PIM and also separately with their independent legal counsel to evaluate and discuss the information provided to them by PIM. At a meeting held on November 13, 2007, based on their evaluation of the information provided by PIM, the Trustees, including the independent Trustees voting separately, unanimously approved the continuation of the investment advisory agreement for another year.

At a meeting held on January 8, 2008, the Trustees considered whether an amended and restated investment advisory agreement for the Fund should be approved for an initial period ending December 31, 2009. The management fee to be paid by the Fund to PIM under the amended and restated investment advisory agreement is the same as the management fee provided in the previously approved investment advisory agreement. Based on their evaluation of the information provided by PIM, including the information provided by PIM in connection with the Trustees' most recent approval of the continuation of the previous investment advisory agreement, the Trustees, including the independent Trustees voting separately, unanimously approved the amended and restated investment advisory agreement. Shareholders of the Fund approved the amended and restated investment advisory agreement at a meeting held on May 13, 2008.

In considering the amended and restated investment advisory agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the amended and restated investment advisory agreement.

Nature, Extent and Quality of Services
The Trustees considered the nature, extent and quality of the services that were provided by PIM to the Fund under the previous investment advisory agreement, and that would continue to be provided by PIM to the Fund under the amended and restated investment advisory agreement, taking into account the investment objective and strategy of the Fund and the information related to

                Pioneer Tax Free Income Fund | Semiannual Report | 6/30/08    43
the Fund provided to the Trustees at each quarterly meeting. The Trustees reviewed the terms of the amended and restated investment advisory agreement. The Trustees also reviewed PIM's investment approach for the Fund and its research process. The Trustees considered the resources of PIM and the personnel of PIM who provide investment management services to the Fund. They also considered PIM's compliance and legal resources and personnel.

In addition, the Trustees considered the other services that PIM provided under the previous investment advisory agreement and that PIM would continue to provide to the Fund under the amended and restated investment advisory agreement and that, as administrator, PIM is responsible for the administration of the Fund's business and other affairs. It was noted that PIM supervises and monitors the performance of the Fund's service providers and provides the Fund with personnel (including officers) as are necessary for the Fund's operations. The Trustees considered the fees paid to PIM for the provision of such services.

Based on these considerations, the Trustees concluded that the nature, extent and quality of services that PIM would continue to provide to the Fund under the amended and restated investment advisory agreement, were satisfactory and consistent with the terms of the amended and restated investment advisory agreement.

Performance of the Fund
The Trustees considered the performance results of the Fund over various time periods. They reviewed information comparing the Fund's performance with the average performance of its peer group of funds as classified by Morningstar, Inc. (Morningstar), an independent provider of investment company data, and with the performance of the Fund's benchmark index. The Trustees considered that the Fund's annualized total return was in the fourth quintile of its Morningstar category for the one year period ended June 30, 2007 and in the first quintile of its Morningstar category for the three, five and ten year periods ended June 30, 2007. (In all quintile rankings referred to throughout this disclosure, first quintile is most favorable to the Fund's shareowners. Thus, highest relative performance would be first quintile and lowest relative expenses would also be first quintile.) The Trustees also considered that the twelve-month yield of the Fund, before deduction of expenses, exceeded the yield of its benchmark index for the same period. After discussing the reasons for the Fund's short-term underperformance with PIM, the Trustees concluded that the investment performance of the Fund was satisfactory.

Management Fee and Expenses
The Trustees considered that the management fee to be paid by the Fund to PIM under the amended and restated investment advisory agreement would be the same as the management fee to be paid by the Fund under the previously

44    Pioneer Tax Free Income Fund | Semiannual Report | 6/30/08
approved investment advisory agreement. The Trustees considered information on the fees and expenses of the Fund in comparison to the management fees of its peer group of funds as classified by Morningstar and the expense ratios of a peer group of funds selected on the basis of criteria determined by the independent Trustees for this purpose using data provided by Strategic Insight Mutual Fund Research and Consulting, LLC (Strategic Insight), an independent third party.

The Trustees considered that the Fund's management fee for the twelve months ended June 30, 2007 was in the second quintile relative to the management fees paid by other funds in its peer group Morningstar category for the comparable period. The Trustees also considered that the Fund's expense ratio for the twelve months ended June 30, 2007 was in the fourth quintile relative to its Strategic Insight peer group. The Trustees noted PIM's agreement to lower its management fee for assets in excess of $250 million effective January 1, 2008 and considered the impact of the lower fee on the Fund's expense ratio. It was noted that PIM did not currently manage any accounts with an investment objective and strategies that were similar to the Fund.

The Trustees concluded that the management fee payable by the Fund to PIM was reasonable in relation to the nature and quality of services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies and PIM's agreement to lower the management fee for assets in excess of $250 million. The Trustees also concluded that the Fund's expense ratio was reasonable, taking into account the size of the Fund, the quality of services provided by PIM and the investment performance of the Fund.

Profitability
The Trustees considered information provided by PIM regarding the profitability of PIM with respect to the advisory services provided by PIM to the Fund, including the methodology used by PIM in allocating certain of its costs to the management of the Fund. The Trustees also considered PIM's profit margin in connection with the overall operation of the Fund. They further reviewed the financial results realized by PIM and its affiliates from non-fund businesses. The Trustees considered PIM's profit margins with respect to the Fund in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees recognized that PIM should be entitled to earn a reasonable level of profit for the services provided to the Fund. The Trustees concluded that PIM's profitability with respect to the management of the Fund was not unreasonable.

                Pioneer Tax Free Income Fund | Semiannual Report | 6/30/08    45

Economies of Scale
The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. The Trustees noted PIM's agreement to lower its management fee for assets in excess of $250 million and to add a breakpoint in the management fee for assets in excess of $750 million. The Trustees concluded that, because of the breakpoints in the management fee schedule and the reduced fee rates above certain asset levels, any perceived or potential economies of scale would be shared between PIM and the Fund.

Other Benefits
The Trustees considered the other benefits to PIM from its relationship with the Fund. The Trustees considered that affiliates of PIM serve as the Fund's transfer agent and distributor. The Trustees considered the receipt by PIM and its affiliates of sales loads and payments under Rule 12b-1 plans in respect of the Fund and the other Pioneer funds. The Trustees further considered the intangible benefits to PIM by virtue of its relationship with the Fund and the other Pioneer funds. The Trustees concluded that the receipt of these benefits was reasonable in the context of the overall relationship between PIM and the Fund.

Conclusion
After consideration of the factors described above as well as other factors, the Trustees, including all of the independent Trustees, concluded that the terms of the amended and restated investment advisory agreement between PIM and the Fund, including the fees payable thereunder, were fair and reasonable and voted to approve the amended and restated investment advisory agreement for the Fund.

46    Pioneer Tax Free Income Fund | Semiannual Report | 6/30/08

Trustees, Officers and Service Providers

Trustees                          Officers
John F. Cogan, Jr., Chairman      John F. Cogan, Jr., President
David R. Bock                     Daniel K. Kingsbury, Executive
Mary K. Bush                        Vice President
Benjamin M. Friedman              Mark E. Bradley, Treasurer
Margaret B.W. Graham              Dorothy E. Bourassa, Secretary
Daniel K. Kingsbury
Thomas J. Perna
Marguerite A. Piret
John Winthrop

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Bingham McCutchen LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at pioneerinvestments.com and on the SEC's web site at http://www.sec.gov.

                Pioneer Tax Free Income Fund | Semiannual Report | 6/30/08    47

                           This page for your notes.

48    Pioneer Tax Free Income Fund | Semiannual Report | 6/30/08

                           This page for your notes.

                Pioneer Tax Free Income Fund | Semiannual Report | 6/30/08    49

                           This page for your notes.

50    Pioneer Tax Free Income Fund | Semiannual Report | 6/30/08

                           This page for your notes.

                Pioneer Tax Free Income Fund | Semiannual Report | 6/30/08    51

                           This page for your notes.

52    Pioneer Tax Free Income Fund | Semiannual Report | 6/30/08

How To Contact Pioneer

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:
--------------------------------------------------------------------------------
Account Information, including existing accounts,

new accounts, prospectuses, applications
and service forms                                               1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                            1-800-225-4321

Retirement plans information                                    1-800-622-0176

Telecommunications Device for the Deaf (TDD)                    1-800-225-1997

Write to us:
--------------------------------------------------------------------------------
PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                               1-800-225-4240

Our internet e-mail address                 ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)

Visit our web site: www.pioneerinvestments.com

This report must be preceded or accompanied by a prospectus.

The Fund files a complete schedule of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A


(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A


(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

N/A


(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.

Not applicable to open-end management investment companies.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Tax Free Income Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date August 29, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date August 29, 2008


By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date August 29, 2008

* Print the name and title of each signing officer under his or her signature.